Note 6 - Share Capital (Detail) - Black-Scholes Option-Pricing Assumptions (CAD)	1 Months Ended	0 Months Ended	12 Months Ended
	Feb. 29, 2012	Jun. 16, 2011	Dec. 31, 2012	Dec. 31, 2011
Dividend yield	0.00%	0.00%	0.00%	0.00%
Expected volatility	40.00%	40.00%	40.00%	40.00%
Risk-free interest rate	1.44%	2.19%	1.24%	1.51%
Expected average term (years)	5 years	5 years	7 years	6 years 357 days
Fair value of warrants outstanding (in Dollars per share)			2.43	0.22
Aggregate fair value of warrants outstanding (in Dollars)	850,358	742,809	3,994,449	205,044